Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its non-consolidated joint ventures as at December 31, 2016 are as follows:

	Total $	2017 $	2018 $	2019 $	2020 $
Yamal LNG Joint Venture (i)	883,030	91,800	344,850	247,800	198,580
BG Joint Venture (ii)	195,565	80,010	86,154	29,401	—
Bahrain LNG Joint Venture (iii)	224,080	110,364	80,097	33,619	—
Exmar LPG Joint Venture (iv)	77,504	58,096	19,408	—	—
	1,380,179	340,270	530,509	310,820	198,580

(i)
Teekay LNG, through the Yamal LNG Joint Venture, has a 50% ownership interest in six 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of $2.1 billion. As at December 31, 2016, Teekay LNG’s proportionate costs incurred under these newbuilding contracts totaled $153.3 million. The Yamal LNG Joint Venture intends to secure debt financing for the six LNG carrier newbuildings prior to their scheduled deliveries.

(ii)
Teekay LNG acquired an ownership interest in the BG Joint Venture and, as part of the acquisition, agreed to assume Shell’s obligation to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. The BG Joint Venture has secured financing of $137.1 million related to the commitments included in the table above and Teekay LNG is scheduled to receive $10.9 million of reimbursement directly from Shell.

(iii)
Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include a FSU, which will be modified from one of the Teekay LNG’s existing MEGI LNG carrier newbuildings, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing early-2019. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $960.0 million. The Bahrain LNG Joint Venture has secured debt financing for approximately 75% of the estimated fully built-up cost of the LNG receiving and regasification terminal in Bahrain.

(iv)
Teekay LNG has a 50% ownership interest in the Exmar LPG Joint Venture which has four LPG newbuilding vessels scheduled for delivery between 2017 and 2018 and has secured financing for the four LPG carrier newbuildings.